Submission	Aug. 11, 2025
Submission [Line Items]
Central Index Key	0001875091
Registrant Name	NEUROSENSE THERAPEUTICS LTD.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES